Financial assets and liabilities (Details 3) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 95,857,998	$ 108,453,851
Trade And Other Payables [Member]
IfrsStatementLineItems [Line Items]
Trade and other non-current payables	674,904
Trade and other current payables	94,478,586	107,836,387
Payables To Associates And Other Related Parties [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 1,379,412	$ 617,464